Subsidiary Guarantees of Debt	12 Months Ended
Dec. 31, 2017
Subsidiary Guarantees of Debt
Subsidiary Guarantees of Debt

23.  Subsidiary Guarantees of Debt

The following condensed consolidating financial information is presented in accordance with SEC Regulations S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered. It has been retrospectively adjusted to reflect the addition of Ball Beverage Can Americas Inc., Ball BP Holding Company and Rexam Beverage Can Company as subsidiary guarantors of our debt obligations. There were no changes to the 2015 earnings or cash flow information. For purposes of the presentation of condensed consolidating financial information, the subsidiaries of the company providing the guarantees are referred to as the guarantor subsidiaries, and subsidiaries of the company other than the guarantor subsidiaries are referred to as the non-guarantor subsidiaries. The eliminating adjustments substantively consist of intercompany transactions and the elimination of equity investments and earnings of subsidiaries. Separate financial statements for the guarantor subsidiaries and the non-guarantor subsidiaries are not presented because management has determined that such financial statements are not required under SEC regulations.

The company’s senior notes are guaranteed on a full and unconditional guarantee on a joint and several basis by certain domestic subsidiaries of the company. Each of the guarantor subsidiaries is 100 percent owned by the company. As described in the supplemental indentures governing the company’s existing senior notes, the senior notes are to be guaranteed by any of the company’s domestic subsidiaries that guarantee any other indebtedness of the company. The following is condensed consolidating financial information for the company, segregating the guarantor subsidiaries and non-guarantor subsidiaries, as of December 31, 2017 and 2016, and for the three years ended December 31, 2017, 2016 and 2015. The condensed consolidating financial information presented below is not necessarily indicative of the financial position, results of operations, earnings or cash flows of the company or any of the company’s subsidiaries on a stand-alone basis.

	Condensed Consolidating Statement of Earnings
	For the Year Ended December 31, 2017
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Net sales	$—	$5,674	$5,532	$(223)	$10,983

Cost and expenses
Cost of sales (excluding depreciation and amortization)	—	(4,722)	(4,218)	223	(8,717)
Depreciation and amortization	(8)	(209)	(512)	—	(729)
Selling, general and administrative	(168)	(151)	(195)	—	(514)
Business consolidation and other activities	(120)	(56)	(45)	—	(221)
Equity in results of subsidiaries	673	141	(40)	(774)	—
Intercompany	301	(150)	(151)	—	—
	678	(5,147)	(5,161)	(551)	(10,181)

Earnings (loss) before interest and taxes	678	527	371	(774)	802
Interest expense	(275)	6	(16)	—	(285)
Debt refinancing and other costs	—	—	(3)	—	(3)
Total interest expense	(275)	6	(19)	—	(288)
Earnings (loss) before taxes	403	533	352	(774)	514
Tax (provision) benefit	(29)	(79)	(57)	—	(165)
Equity in results of affiliates, net of tax	—	14	17	—	31
Net earnings	374	468	312	(774)	380
Less net earnings attributable to noncontrolling interests	—	—	(6)	—	(6)
Net earnings attributable to Ball Corporation	$374	$468	$306	$(774)	$374

Comprehensive earnings (loss) attributable to Ball Corporation	$659	$731	$578	$(1,309)	$659

	Condensed Consolidating Statement of Earnings
	For the Year Ended December 31, 2016
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Net sales	$—	$5,011	$4,257	$(207)	$9,061

Cost and expenses
Cost of sales (excluding depreciation and amortization)	—	(4,135)	(3,368)	207	(7,296)
Depreciation and amortization	(5)	(164)	(284)	—	(453)
Selling, general and administrative	(58)	(207)	(247)	—	(512)
Business consolidation and other activities	(577)	(49)	289	—	(337)
Equity in results of subsidiaries	692	455	(33)	(1,114)	—
Intercompany	345	(254)	(91)	—	—
	397	(4,354)	(3,734)	(907)	(8,598)

Earnings (loss) before interest and taxes	397	657	523	(1,114)	463
Interest expense	(207)	(1)	(21)	—	(229)
Debt refinancing and other costs	(97)	—	(12)	—	(109)
Total interest expense	(304)	(1)	(33)	—	(338)
Earnings (loss) before taxes	93	656	490	(1,114)	125
Tax (provision) benefit	170	(105)	61	—	126
Equity in results of affiliates, net of tax	—	8	7	—	15
Net earnings	263	559	558	(1,114)	266
Less net earnings attributable to noncontrolling interests	—	—	(3)	—	(3)
Net earnings attributable to Ball Corporation	$263	$559	$555	$(1,114)	$263

Comprehensive earnings (loss) attributable to Ball Corporation	$(38)	$296	$287	$(583)	$(38)

	Condensed Consolidating Statement of Earnings
	For the Year Ended December 31, 2015
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Net sales	$—	$4,788	$3,259	$(50)	$7,997

Cost and expenses
Cost of sales (excluding depreciation and amortization)	—	(3,959)	(2,551)	50	(6,460)
Depreciation and amortization	(6)	(132)	(148)	—	(286)
Selling, general and administrative	(80)	(170)	(200)	—	(450)
Business consolidation and other activities	(159)	(18)	(18)	—	(195)
Equity in results of subsidiaries	453	215	—	(668)	—
Intercompany	207	(175)	(32)	—	—
	415	(4,239)	(2,949)	(618)	(7,391)

Earnings (loss) before interest and taxes	415	549	310	(668)	606
Interest expense	(139)	5	(9)	—	(143)
Debt refinancing and other costs	(115)	—	(2)	—	(117)
Total interest expense	(254)	5	(11)	—	(260)
Earnings (loss) before taxes	161	554	299	(668)	346
Tax (provision) benefit	120	(110)	(57)	—	(47)
Equity in results of affiliates, net of tax	—	2	2	—	4
Net earnings	281	446	244	(668)	303
Less net earnings attributable to noncontrolling interests	—	—	(22)	—	(22)
Net earnings attributable to Ball Corporation	$281	$446	$222	$(668)	$281

Comprehensive earnings (loss) attributable to Ball Corporation	$163	$328	$100	$(428)	$163

	Condensed Consolidating Balance Sheet
	December 31, 2017
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Assets
Current assets
Cash and cash equivalents	$5	$—	$443	$—	$448
Receivables, net	3	260	1,371	—	1,634
Intercompany receivables	39	1,285	102	(1,426)	—
Inventories, net	—	673	853	—	1,526
Other current assets	9	52	89	—	150
Total current assets	56	2,270	2,858	(1,426)	3,758
Noncurrent assets
Property, plant and equipment, net	20	1,364	3,226	—	4,610
Investment in subsidiaries	8,639	3,885	389	(12,913)	—
Goodwill	—	1,545	3,388	—	4,933
Intangible assets, net	15	470	1,977	—	2,462
Other assets	185	282	939	—	1,406
Total assets	$8,915	$9,816	$12,777	$(14,339)	$17,169

Liabilities and Shareholders' Equity
Current liabilities
Short-term debt and current portion of long-term debt	$351	$—	$102	$—	$453
Accounts payable	14	1,084	1,664	—	2,762
Intercompany payables	705	82	639	(1,426)	—
Accrued employee costs	28	182	142	—	352
Other current liabilities	170	111	259	—	540
Total current liabilities	1,268	1,459	2,806	(1,426)	4,107
Noncurrent liabilities
Long-term debt	6,504	—	14	—	6,518
Employee benefit obligations	333	811	319	—	1,463
Intercompany long-term notes	(3,172)	1,305	1,867	—	—
Deferred taxes	(109)	107	697	—	695
Other liabilities	150	50	140	—	340
Total liabilities	4,974	3,732	5,843	(1,426)	13,123

Common stock	1,084	2,463	4,286	(6,749)	1,084
Preferred stock	—	—	5	(5)	—
Retained earnings	4,987	4,196	2,818	(7,014)	4,987
Accumulated other comprehensive earnings (loss)	(656)	(575)	(280)	855	(656)
Treasury stock, at cost	(1,474)	—	—	—	(1,474)
Total Ball Corporation shareholders' equity	3,941	6,084	6,829	(12,913)	3,941
Noncontrolling interests	—	—	105	—	105
Total shareholders' equity	3,941	6,084	6,934	(12,913)	4,046
Total liabilities and shareholders' equity	$8,915	$9,816	$12,777	$(14,339)	$17,169

	Condensed Consolidating Balance Sheet
	December 31, 2016
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Adjustments	Consolidated Total

Assets
Current assets
Cash and cash equivalents	$2	$(11)	$606	$—	$597
Receivables, net	96	481	914	—	1,491
Intercompany receivables	39	1,279	950	(2,268)	—
Inventories, net	—	585	828	—	1,413
Other current assets	40	50	62	—	152
Total current assets	177	2,384	3,360	(2,268)	3,653
Noncurrent assets
Property, plant and equipment, net	23	1,257	3,107	—	4,387
Investment in subsidiaries	7,815	3,575	423	(11,813)	—
Goodwill	—	1,868	3,227	—	5,095
Intangible assets, net	18	342	1,574	—	1,934
Other assets	94	434	576	—	1,104
Total assets	$8,127	$9,860	$12,267	$(14,081)	$16,173

Liabilities and Shareholders' Equity
Current liabilities
Short-term debt and current portion of long-term debt	$141	$(1)	$82	$—	$222
Accounts payable	18	863	1,152	—	2,033
Intercompany payables	1,010	40	1,220	(2,270)	—
Accrued employee costs	25	190	100	—	315
Other current liabilities	138	65	196	—	399
Total current liabilities	1,332	1,157	2,750	(2,270)	2,969
Noncurrent liabilities
Long-term debt	6,337	—	973	—	7,310
Employee benefit obligations	347	858	292	—	1,497
Intercompany long-term notes	(3,142)	1,819	1,321	2	—
Deferred taxes	(308)	303	444	—	439
Other liabilities	127	66	224	—	417
Total liabilities	4,693	4,203	6,004	(2,268)	12,632

Common stock	1,038	2,662	4,090	(6,752)	1,038
Preferred stock	—	—	5	(5)	—
Retained earnings	4,739	3,832	2,614	(6,446)	4,739
Accumulated other comprehensive earnings (loss)	(942)	(837)	(552)	1,390	(941)
Treasury stock, at cost	(1,401)	—	—	—	(1,401)
Total Ball Corporation shareholders' equity	3,434	5,657	6,157	(11,813)	3,435
Noncontrolling interests	—	—	106	—	106
Total shareholders' equity	3,434	5,657	6,263	(11,813)	3,541
Total liabilities and shareholders' equity	$8,127	$9,860	$12,267	$(14,081)	$16,173

	Condensed Consolidating Statement of Cash Flows
	For the Year Ended December 31, 2017
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated Total

Cash provided by (used in) operating activities	$234	$742	$502	$1,478

Cash flows from investing activities
Capital expenditures	(6)	(301)	(249)	(556)
Business dispositions, net of cash sold	17	31	(50)	(2)
Other, net	(2)	31	(16)	13
Cash provided by (used in) investing activities	9	(239)	(315)	(545)

Cash flows from financing activities
Long-term borrowings	765	—	—	765
Repayments of long-term borrowings	(741)	—	(1,069)	(1,810)
Net change in short-term borrowings	174	1	9	184
Proceeds from issuances of common stock, net of shares used for taxes	27	—	—	27
Acquisitions of treasury stock	(103)	—	—	(103)
Common stock dividends	(129)	—	—	(129)
Intercompany	(226)	(491)	717	—
Other, net	—	(3)	(4)	(7)
Cash provided by (used in) financing activities	(233)	(493)	(347)	(1,073)

Effect of exchange rate changes on cash	(7)	1	(3)	(9)

Change in cash and cash equivalents	3	11	(163)	(149)
Cash and cash equivalents – beginning of period	2	(11)	606	597
Cash and cash equivalents – end of period	$5	$—	$443	$448

	Condensed Consolidating Statement of Cash Flows
	For the Year Ended December 31, 2016
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated Total

Cash provided by (used in) operating activities	$(1,051)	$629	$616	$194

Cash flows from investing activities
Capital expenditures	(15)	(225)	(366)	(606)
Business acquisition, net of cash acquired	2,303	(1,741)	(3,941)	(3,379)
Business dispositions, net of cash sold	1,010	24	1,904	2,938
Decrease in restricted cash	1,966	—	—	1,966
Settlement of Rexam acquisition related derivatives	(252)	—	—	(252)
Other, net	2	50	(47)	5
Cash provided by (used in) investing activities	5,014	(1,892)	(2,450)	672

Cash flows from financing activities
Long-term borrowings	2,610	—	1,760	4,370
Repayments of long-term borrowings	(1,038)	—	(3,586)	(4,624)
Net change in short-term borrowings	71	(31)	(17)	23
Proceeds from issuances of common stock, net of shares used for taxes	48	—	—	48
Acquisitions of treasury stock	(107)	—	—	(107)
Common stock dividends	(83)	—	—	(83)
Intercompany	(5,467)	1,284	4,183	—
Other, net	(2)	(3)	(9)	(14)
Cash provided by (used in) financing activities	(3,968)	1,250	2,331	(387)

Effect of exchange rate changes on cash	2	2	(110)	(106)

Change in cash and cash equivalents	(3)	(11)	387	373
Cash and cash equivalents – beginning of period	5	—	219	224
Cash and cash equivalents – end of period	$2	$(11)	$606	$597

	Condensed Consolidating Statement of Cash Flows
	For the Year Ended December 31, 2015
($ in millions)	Ball Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated Total

Cash provided by (used in) operating activities	$(13)	$568	$452	$1,007

Cash flows from investing activities
Capital expenditures	(8)	(194)	(326)	(528)
Business acquisition, net of cash acquired	—	(29)	—	(29)
Business dispositions, net of cash sold	—	—	1	1
Increase in restricted cash	(2,183)	—	—	(2,183)
Settlement of Rexam acquisition related derivatives	(16)	—	—	(16)
Other, net	23	8	3	34
Cash provided by (used in) investing activities	(2,184)	(215)	(322)	(2,721)

Cash flows from financing activities
Long-term borrowings	4,509	—	15	4,524
Repayments of long-term borrowings	(2,301)	—	(129)	(2,430)
Net change in short-term borrowings	(2)	(7)	(84)	(93)
Proceeds from issuances of common stock, net of shares used for taxes	36	—	—	36
Acquisitions of treasury stock	(136)	—	—	(136)
Common stock dividends	(72)	—	—	(72)
Intercompany	249	(341)	92	—
Other, net	(73)	(2)	(17)	(92)
Cash provided by (used in) financing activities	2,210	(350)	(123)	1,737

Effect of exchange rate changes on cash	(10)	(3)	23	10

Change in cash and cash equivalents	3	—	30	33
Cash and cash equivalents – beginning of period	2	—	189	191
Cash and cash equivalents – end of period	$5	$—	$219	$224